STOCKHOLDERS EQUITY (DEFICIT)	12 Months Ended
Jun. 30, 2025
STOCKHOLDERS' EQUITY (DEFICIT)
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 14. STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock — The Company is authorized to issue 25,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At June 30, 2025 and June 30, 2024, there were no shares of preferred stock issued or outstanding.

Common stock — The Company is authorized to issue 500,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. At June 30, 2025 and June 30, 2024, there were 40,165,603 and 207,585, respectively.

In connection with the Closing, each share of Quantum’s common stock (“Quantum Common Stock” or “Public Shares”) that was outstanding and had not been redeemed was converted into one share of Common Stock. Each outstanding public warrant to purchase Quantum Common Stock became a warrant to purchase one-half of a share of Common Stock. Each outstanding warrant to purchase Quantum Common Stock initially issued in a private placement in connection with Quantum’s initial public offering became a warrant to purchase one share of Common Stock.

The Common Stock commenced trading on the NYSE American LLC (“NYSE”) under the symbol “ATCH” on February 12, 2024. AtlasClear Holdings’ warrants commenced trading on the over-the-counter market (the “OTC”) under the symbol “ATCH WS” on February 12, 2024.

Refer to Note 8, 9, 11 and 12 for details regarding shares issued during the year ended June 30, 2025.